16 Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		R$ 2,523,179	R$ 2,368,234
Equity		193,547	106,757
Investment/advance for future capital increase		72,439	267,471
Capital decrease		(228)	(35,035)
Amortization		372	(372)
Dividends and JSCP		(50,926)	(49,613)
Transfers			(134,263)
Other	[1]	(8,122)
Investments, ending		2,729,517	2,523,179
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		50,999	48,928
Equity		19,192	24,414
Investment/advance for future capital increase			123
Capital decrease		(228)	(735)
Amortization
Dividends and JSCP		(21,768)	(21,731)
Transfers
Other	[1]	(8,122)
Investments, ending		40,073	50,999
Investment Property [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		813	1,342
Equity
Investment/advance for future capital increase
Capital decrease
Amortization		(5)	(5)
Dividends and JSCP
Transfers			(524)
Other	[1]
Investments, ending		808	813
Advance for Future Capital Future Capital Increase [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning
Equity			142
Investment/advance for future capital increase
Capital decrease			133,597
Amortization
Dividends and JSCP
Transfers			(133,739)
Investments, ending
Dona Francisca Energetica [member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		28,423	29,144
Equity		9,674	9,853
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(9,950)	(10,574)
Transfers
Other	[1]
Investments, ending		28,147	28,423
Foz Do Chopim Energetica [member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		12,175	8,227
Equity		9,629	13,924
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(11,818)	(9,976)
Transfers
Other	[1]
Investments, ending		9,986	12,175
Domino Holdings [member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		246	2,442
Equity		(93)	(280)
Investment/advance for future capital increase
Capital decrease			(735)
Amortization
Dividends and JSCP			(1,181)
Transfers
Other	[1]	(153)
Investments, ending			246
Others [member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		10,155	9,115
Equity		(18)	917
Investment/advance for future capital increase			123
Capital decrease		(228)
Amortization
Dividends and JSCP
Transfers
Other	[1]	(7,969)
Investments, ending		1,940	10,155
Joint Ventures [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		2,471,367	2,317,822
Equity		174,355	82,343
Investment/advance for future capital increase		72,439	133,751
Capital decrease			(34,300)
Amortization		(367)	(367)
Dividends and JSCP		(29,158)	(27,882)
Transfers
Other	[1]
Investments, ending		2,688,636	2,471,367
Joint Ventures [member] | Voltalia Sao Miguel Do Gostoso I [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		110,099	110,568
Equity		(2,378)	(3,409)
Investment/advance for future capital increase			2,940
Capital decrease
Amortization
Dividends and JSCP
Transfers
Other	[1]
Investments, ending		107,721	110,099
Joint Ventures [member] | Voltalia Sao Miguel Do Gostoso - Authorization Rights [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		10,038	10,405
Equity
Investment/advance for future capital increase
Capital decrease
Amortization		(367)	(367)
Dividends and JSCP
Transfers
Other	[1]
Investments, ending		9,671	10,038
Joint Ventures [member] | Caiua [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		78,312	74,639
Equity		(8,964)	4,800
Investment/advance for future capital increase		26,014
Capital decrease
Amortization
Dividends and JSCP			(1,127)
Transfers
Other	[1]
Investments, ending		95,362	78,312
Joint Ventures [member] | Integracao maranhense [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		138,716	129,684
Equity		13,672	11,316
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(3,807)	(2,284)
Transfers
Other	[1]
Investments, ending		148,581	138,716
Joint Ventures [member] | Matrincha [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		711,527	673,216
Equity		25,644	48,634
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(2,668)	(10,323)
Transfers
Other	[1]
Investments, ending		734,503	711,527
Joint Ventures [member] | Guaraciaba [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		337,077	356,941
Equity		25,528	18,312
Investment/advance for future capital increase
Capital decrease			(34,300)
Amortization
Dividends and JSCP		(1,435)	(3,876)
Transfers
Other	[1]
Investments, ending		361,170	337,077
Joint Ventures [member] | Paranaiba [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		173,973	160,584
Equity		29,708	16,375
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP			(2,986)
Transfers
Other	[1]
Investments, ending		203,681	173,973
Joint Ventures [member] | Mata de santa genebra [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		573,357	484,262
Equity		48,594	(41,716)
Investment/advance for future capital increase		39,479	130,811
Capital decrease
Amortization
Dividends and JSCP
Transfers
Other	[1]
Investments, ending		661,430	573,357
Joint Ventures [member] | Cantareira [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		338,268	317,523
Equity		42,666	28,031
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(21,248)	(7,286)
Transfers
Other	[1]
Investments, ending		359,686	338,268
Joint Ventures [member] | Solar Parana [member]
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning
Equity		(115)
Investment/advance for future capital increase		6,946
Capital decrease
Amortization
Dividends and JSCP
Other	[1]
Investments, ending		R$ 6,831

[1]	R$ 7,969 of Impairment of Estacao Osasco Desenvolvimento Imobiliario SA, an associate of UEG Araucaria, and R$ 153 of liquidation of Domino.